Related party transactions (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Management fee percentage	5.00%
Revaluation of contingent consideration	$ 0	$ 89,900,000	$ 0
Contingent consideration, adjustment		20,900,000
Distributions		9,200,000
Performance guarantee
Related Party Transaction [Line Items]
Guarantee	7,000,000	165,400,000
Seller's credit | Payment in Kind (PIK) Note | West Polaris
Related Party Transaction [Line Items]
Debt face amount	$ 50,000,000
Debt instrument, interest rate, stated percentage (as percent)	6.50%
Seadrill
Related Party Transaction [Line Items]
Management fee percentage	5.00%
Management and administrative service agreement, termination notice period	90 days
Distributions		15,300,000
Seadrill | West Vela
Related Party Transaction [Line Items]
Contract revenue cost per day, tranche one	$ 42,000
Contract revenue cost per day, tranche two	$ 40,000
Seadrill | West Polaris
Related Party Transaction [Line Items]
Percentage of contract revenue cost per day payable, tranche one	100.00%
Net contract dayrate, threshold	$ 450,000
Percentage of contract revenue cost per day payable, tranche two	50.00%
Seadrill | Credit Facility $100M | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 100,000,000
Variable rate basis on debt issuance	LIBOR
Basis spread (as percent)	5.00%
Line of credit facility, unused capacity, commitment fee percentage	2.00%
Seadrill | Minimum
Related Party Transaction [Line Items]
Mark-up charged on costs to related parties, percent	4.85%
Seadrill | Maximum
Related Party Transaction [Line Items]
Mark-up charged on costs to related parties, percent	8.00%
Seadrill | Cash Distribution
Related Party Transaction [Line Items]
Distributions	$ 6,200,000	6,100,000
Seadrill | Non-Cash Distribution
Related Party Transaction [Line Items]
Distributions		$ 9,200,000